F/m 2-Year Investment Grade Corporate Bond ETF
Schedule of Investments
November 30, 2024 (Unaudited)

CORPORATE BONDS - 98.7%	Par	Value
Communications - 3.6%
Alphabet, Inc., 2.00%, 08/15/2026	$362,000	$348,229
AT&T, Inc., 4.25%, 03/01/2027	360,000	357,569
Booking Holdings, Inc., 3.60%, 06/01/2026	360,000	355,188
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	425,000	433,993
Comcast Corp., 2.35%, 01/15/2027	361,000	345,396
Cox Communications, Inc., 3.35%, 09/15/2026 (a)	361,000	351,327
Netflix, Inc., 4.38%, 11/15/2026	361,000	360,510
Paramount Global, 2.90%, 01/15/2027	362,000	346,918
Rogers Communications, Inc., 3.20%, 03/15/2027	361,000	348,994
TELUS Corp., 2.80%, 02/16/2027	361,000	346,373
T-Mobile USA, Inc., 3.75%, 04/15/2027	361,000	353,650
TWDC Enterprises 18 Corp., 1.85%, 07/30/2026	362,000	346,720
Verizon Communications, Inc., 4.13%, 03/16/2027	361,000	357,676
Videotron Ltd., 5.13%, 04/15/2027 (a)	362,000	361,330
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	361,000	349,632
		5,363,505

Consumer Discretionary - 7.5%
Amazon.com, Inc., 3.30%, 04/13/2027	361,000	352,770
AutoZone, Inc., 5.05%, 07/15/2026	425,000	428,039
BMW US Capital LLC, 4.65%, 08/13/2026 (a)	360,000	360,301
Cintas Corp. No 2, 3.70%, 04/01/2027	361,000	354,480
Darden Restaurants, Inc., 3.85%, 05/01/2027	361,000	353,306
DR Horton, Inc., 1.30%, 10/15/2026	363,000	340,992
ERAC USA Finance LLC, 3.30%, 12/01/2026 (a)	361,000	351,621
General Motors Financial Co., Inc., 5.00%, 04/09/2027	360,000	361,454
GXO Logistics, Inc., 1.65%, 07/15/2026	362,000	343,743
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)	362,000	343,820
Hasbro, Inc., 3.55%, 11/19/2026	361,000	353,106
Home Depot, Inc., 5.15%, 06/25/2026	425,000	429,760
Honda Motor Co. Ltd., 2.53%, 03/10/2027	361,000	346,456
Hyatt Hotels Corp., 5.75%, 01/30/2027	425,000	432,933
Hyundai Capital America, 5.25%, 01/08/2027 (a)	425,000	429,146
Las Vegas Sands Corp., 3.50%, 08/18/2026	361,000	351,388
Lennar Corp., 5.25%, 06/01/2026	360,000	362,031
Lowe's Cos., Inc., 3.10%, 05/03/2027	362,000	349,751
Marriott International, Inc., 3.13%, 06/15/2026	361,000	352,543
McDonald's Corp., 3.50%, 03/01/2027	361,000	352,985
NIKE, Inc., 2.75%, 03/27/2027	361,000	348,701
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (a)	363,000	335,395
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	427,000	435,531
PulteGroup, Inc., 5.00%, 01/15/2027	360,000	361,631
Snap-on, Inc., 3.25%, 03/01/2027	361,000	351,838
Southwest Airlines Co., 3.00%, 11/15/2026	362,000	349,346
Starbucks Corp., 4.85%, 02/08/2027	426,000	429,538
TJX Cos., Inc., 2.25%, 09/15/2026	362,000	348,690
Toll Brothers Finance Corp., 4.88%, 03/15/2027	360,000	360,649
Toyota Motor Credit Corp., 3.05%, 03/22/2027	361,000	350,284
		11,022,228

Consumer Staples - 7.8%
Altria Group, Inc., 2.63%, 09/16/2026	361,000	348,606
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	362,000	349,707
BAT Capital Corp., 3.22%, 09/06/2026	361,000	351,528
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	361,000	352,337
Cargill, Inc., 4.50%, 06/24/2026 (a)	360,000	360,181
Coca-Cola Co., 3.38%, 03/25/2027	361,000	354,272
Conagra Brands, Inc., 5.30%, 10/01/2026	427,000	431,337
Conopco, Inc., 7.25%, 12/15/2026	423,000	445,578
Constellation Brands, Inc., 4.35%, 05/09/2027	361,000	358,585
Costco Wholesale Corp., 3.00%, 05/18/2027	361,000	351,549
Dollar General Corp., 3.88%, 04/15/2027	361,000	353,393
Estee Lauder Cos., Inc., 3.15%, 03/15/2027	361,000	350,234
Flowers Foods, Inc., 3.50%, 10/01/2026	361,000	352,662
General Mills, Inc., 3.20%, 02/10/2027	361,000	350,383
Hershey Co., 2.30%, 08/15/2026	362,000	349,251
Hormel Foods Corp., 4.80%, 03/30/2027	360,000	362,960
Ingredion, Inc., 3.20%, 10/01/2026	361,000	351,065
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	362,000	343,723
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	425,000	430,320
Kraft Heinz Foods Co., 3.00%, 06/01/2026	361,000	352,155
Kroger Co., 4.70%, 08/15/2026	360,000	361,066
Mars, Inc., 0.88%, 07/16/2026 (a)	362,000	340,856
Molson Coors Beverage Co., 3.00%, 07/15/2026	361,000	351,376
Mondelez International, Inc., 2.63%, 03/17/2027	361,000	345,939
PepsiCo, Inc., 2.38%, 10/06/2026	362,000	349,443
Philip Morris International, Inc., 4.75%, 02/12/2027	361,000	362,559
Procter & Gamble Co., 1.90%, 02/01/2027	362,000	344,983
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	361,000	353,640
Sysco Corp., 3.30%, 07/15/2026	361,000	353,132
Target Corp., 1.95%, 01/15/2027	361,000	343,793
The Campbell's Co., 5.20%, 03/19/2027	425,000	430,755
Walmart, Inc., 1.05%, 09/17/2026	362,000	341,836
		11,579,204

Energy - 8.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/2026	362,000	344,891
Boardwalk Pipelines LP, 5.95%, 06/01/2026	425,000	429,641
BP Capital Markets America, Inc., 3.02%, 01/16/2027	361,000	350,469
Cenovus Energy, Inc., 4.25%, 04/15/2027	361,000	356,784
Chevron Corp., 2.00%, 05/11/2027	362,000	342,830
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (a)	425,000	431,833
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	362,000	343,061
Coterra Energy, Inc., 3.90%, 05/15/2027	361,000	353,522
Diamondback Energy, Inc., 5.20%, 04/18/2027	427,000	432,481
Enbridge, Inc., 5.25%, 04/05/2027	427,000	433,279
Energy Transfer LP, 6.05%, 12/01/2026	424,000	433,641
EnLink Midstream Partners LP, 4.85%, 07/15/2026	360,000	358,888
Enterprise Products Operating LLC, 4.60%, 01/11/2027	361,000	361,839
Equinor ASA, 3.00%, 04/06/2027	361,000	350,499
Exxon Mobil Corp., 3.29%, 03/19/2027	361,000	354,151
Hess Corp., 4.30%, 04/01/2027	360,000	357,388
HF Sinclair Corp., 6.38%, 04/15/2027	425,000	431,221
Kinder Morgan, Inc., 1.75%, 11/15/2026	362,000	342,647
Marathon Petroleum Corp., 5.13%, 12/15/2026	425,000	427,901
MPLX LP, 4.13%, 03/01/2027	361,000	356,585
Northwest Pipeline LLC, 4.00%, 04/01/2027	361,000	354,858
ONEOK, Inc., 5.55%, 11/01/2026	427,000	432,596
Phillips 66 Co., 3.55%, 10/01/2026	361,000	354,085
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026	361,000	359,831
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	425,000	429,797
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	424,000	427,704
Shell International Finance BV, 2.50%, 09/12/2026	361,000	349,658
TC PipeLines LP, 3.90%, 05/25/2027	361,000	352,842
Transcanada Trust, 5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077 (b)	361,000	349,954
Valero Energy Corp., 3.40%, 09/15/2026	361,000	352,755
Western Midstream Operating LP, 4.65%, 07/01/2026	360,000	357,865
Woodside Finance Ltd., 3.70%, 09/15/2026 (a)	361,000	353,124
		12,068,620

Financials - 32.7%
Aflac, Inc., 2.88%, 10/15/2026	361,000	350,235
Air Lease Corp., 1.88%, 08/15/2026	363,000	345,639
Aircastle Ltd., 4.25%, 06/15/2026	361,000	356,850
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	360,000	354,426
Allstate Corp., 3.28%, 12/15/2026	361,000	352,109
American Express Credit Corp., 3.30%, 05/03/2027	361,000	351,060
American Tower Corp., 3.38%, 10/15/2026	361,000	352,114
Ameriprise Financial, Inc., 2.88%, 09/15/2026	361,000	351,228
Aon North America, Inc., 5.13%, 03/01/2027	425,000	429,547
Arch Capital Finance LLC, 4.01%, 12/15/2026	361,000	355,872
Ares Capital Corp., 2.15%, 07/15/2026	363,000	345,704
Ares Finance Co. III LLC, 4.13% to 06/30/2026 then 5 yr. CMT Rate + 3.24%, 06/30/2051 (a)	362,000	346,076
Athene Global Funding, 2.95%, 11/12/2026 (a)	362,000	348,648
AvalonBay Communities, Inc., 3.35%, 05/15/2027	361,000	350,933
Aviation Capital Group LLC, 1.95%, 09/20/2026 (a)	362,000	342,754
Avolon Holdings Funding Ltd., 3.25%, 02/15/2027 (a)	361,000	346,729
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/2026	362,000	344,036
Bank of Montreal, 5.30%, 06/05/2026	425,000	429,449
Bank of New York Mellon Corp., 2.05%, 01/26/2027	362,000	345,088
Bank of Nova Scotia, 2.70%, 08/03/2026	361,000	350,073
Barings BDC, Inc., 3.30%, 11/23/2026	362,000	346,010
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	361,000	345,942
Blackrock, Inc., 3.20%, 03/15/2027	361,000	351,949
Blackstone Private Credit Fund, 2.63%, 12/15/2026	362,000	342,892
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	361,000	345,375
Blue Owl Capital Corp., 3.40%, 07/15/2026	362,000	350,159
Blue Owl Capital Corp. II, 8.45%, 11/15/2026	350,000	366,053
Blue Owl Capital Corp. III, 3.13%, 04/13/2027	362,000	341,586
Blue Owl Credit Income Corp., 4.70%, 02/08/2027	361,000	353,915
Blue Owl Technology Finance Corp., 3.75%, 06/17/2026 (a)	361,000	347,288
Boston Properties LP, 2.75%, 10/01/2026	362,000	347,645
Brighthouse Financial Global Funding, 5.55%, 04/09/2027 (a)	427,000	431,690
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	361,000	357,359
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	361,000	353,698
Brookfield Finance, Inc., 4.25%, 06/02/2026	360,000	357,697
Camden Property Trust, 5.85%, 11/03/2026	425,000	435,218
Canadian Imperial Bank of Commerce, 4.51% to 09/11/2026 then SOFR + 0.93%, 09/11/2027	360,000	358,693
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	361,000	354,507
Capital One Financial Corp., 4.93% to 05/10/2027 then SOFR + 2.06%, 05/10/2028	360,000	360,077
Cboe Global Markets, Inc., 3.65%, 01/12/2027	360,000	353,840
Charles Schwab Corp., 2.45%, 03/03/2027	362,000	346,010
Citadel LP, 4.88%, 01/15/2027 (a)	360,000	356,131
Citizens Financial Group, Inc., 2.85%, 07/27/2026	361,000	349,681
Corebridge Financial, Inc., 3.65%, 04/05/2027	361,000	352,133
Crown Castle, Inc., 1.05%, 07/15/2026	363,000	342,090
CubeSmart LP, 3.13%, 09/01/2026	361,000	350,407
Discover Financial Services, 4.10%, 02/09/2027	361,000	356,183
Eaton Vance Corp., 3.50%, 04/06/2027	361,000	352,642
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	361,000	343,173
EPR Properties, 4.75%, 12/15/2026	361,000	358,923
Equinix, Inc., 2.90%, 11/18/2026	362,000	349,822
Equitable Financial Life Global Funding, 1.70%, 11/12/2026 (a)	363,000	342,804
ERP Operating LP, 2.85%, 11/01/2026	362,000	350,951
Essex Portfolio LP, 3.63%, 05/01/2027	361,000	352,815
Extra Space Storage LP, 3.50%, 07/01/2026	361,000	354,351
F&G Global Funding, 1.75%, 06/30/2026 (a)	362,000	343,834
Fiserv, Inc., 3.20%, 07/01/2026	361,000	352,756
FS KKR Capital Corp., 2.63%, 01/15/2027	363,000	342,931
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/2026 (a)	361,000	351,063
GATX Corp., 5.40%, 03/15/2027	425,000	430,719
Global Payments, Inc., 2.15%, 01/15/2027	362,000	343,602
Goldman Sachs BDC, Inc., 6.38%, 03/11/2027	425,000	437,062
Goldman Sachs Group, Inc., 1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	362,000	342,793
Golub Capital BDC, Inc., 2.50%, 08/24/2026	362,000	344,496
Guardian Life Global Funding, 3.25%, 03/29/2027 (a)	361,000	350,063
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	361,000	348,893
Healthcare Realty Holdings LP, 3.50%, 08/01/2026	361,000	352,937
Healthpeak OP LLC, 3.25%, 07/15/2026	361,000	352,919
Hercules Capital, Inc., 3.38%, 01/20/2027	361,000	344,184
Highwoods Realty LP, 3.88%, 03/01/2027	361,000	351,289
Huntington National Bank, 0.00% to 05/17/2027 then SOFR + 1.65%, 05/17/2028	365,000	362,605
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	363,000	363,804
KeyCorp, 2.25%, 04/06/2027	362,000	341,155
Kimco Realty OP LLC, 2.80%, 10/01/2026	362,000	350,079
Kite Realty Group LP, 4.00%, 10/01/2026	361,000	354,807
Lazard Group LLC, 3.63%, 03/01/2027	361,000	351,793
Lincoln National Corp., 3.63%, 12/12/2026	361,000	353,086
LPL Holdings, Inc., 5.70%, 05/20/2027	425,000	432,020
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (a)	363,000	342,402
Main Street Capital Corp., 3.00%, 07/14/2026	362,000	347,656
Manulife Financial Corp., 2.48%, 05/19/2027	362,000	344,490
Mastercard, Inc., 3.30%, 03/26/2027	362,000	353,917
Mercury General Corp., 4.40%, 03/15/2027	361,000	355,407
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (a)	365,000	357,324
Mid-America Apartments LP, 1.10%, 09/15/2026	363,000	340,738
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	360,000	357,728
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	427,000	432,814
Nasdaq, Inc., 3.85%, 06/30/2026	361,000	356,502
New York Life Global Funding, 5.45%, 09/18/2026 (a)	425,000	432,067
NNN REIT, Inc., 3.60%, 12/15/2026	361,000	353,442
Northern Trust Corp., 4.00%, 05/10/2027	361,000	357,476
Northwestern Mutual Global Funding, 5.07%, 03/25/2027 (a)	425,000	430,782
Oaktree Specialty Lending Corp., 2.70%, 01/15/2027	362,000	339,750
Old Republic International Corp., 3.88%, 08/26/2026	361,000	355,103
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	361,000	357,060
Pacific Life Global Funding II, 5.50%, 08/28/2026 (a)	425,000	431,231
PayPal Holdings, Inc., 2.65%, 10/01/2026	362,000	350,232
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026 (a)	362,000	344,821
PNC Financial Services Group, Inc., 6.62% to 10/20/2026 then SOFR + 1.73%, 10/20/2027	425,000	438,691
Principal Financial Group, Inc., 3.10%, 11/15/2026	361,000	350,501
Progressive Corp., 2.50%, 03/15/2027	361,000	345,898
Prologis LP, 2.13%, 04/15/2027	362,000	343,215
Prospect Capital Corp., 3.36%, 11/15/2026	363,000	344,165
Public Storage Operating Co., 1.50%, 11/09/2026	362,000	342,263
Radian Group, Inc., 4.88%, 03/15/2027	360,000	357,286
Realty Income Corp., 4.13%, 10/15/2026	361,000	357,488
Regency Centers LP, 3.60%, 02/01/2027	361,000	352,842
Reinsurance Group of America, Inc., 3.95%, 09/15/2026	361,000	356,087
Reliance Standard Life Global Funding II, 1.51%, 09/28/2026 (a)	353,000	330,294
Royal Bank of Canada, 5.07% to 07/23/2026 then SOFR + 0.79%, 07/23/2027	360,000	362,261
Sabra Health Care LP, 5.13%, 08/15/2026	361,000	361,270
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (a)	361,000	354,454
Santander Holdings USA, Inc., 2.49% to 01/06/2027 then SOFR + 1.25%, 01/06/2028	362,000	343,482
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	361,000	354,812
Scentre Group Trust 1 / Scentre Group Trust 2, 3.75%, 03/23/2027 (a)	361,000	351,505
Simon Property Group LP, 3.25%, 11/30/2026	362,000	352,866
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/2026	362,000	346,015
Standard Chartered PLC, 0.00% to 05/14/2027 then 1 yr. CMT Rate + 1.05%, 05/14/2028 (a)	360,000	365,419
State Street Corp., 5.27%, 08/03/2026	425,000	429,988
Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/2026	361,000	349,546
Synchrony Financial, 3.70%, 08/04/2026	361,000	352,870
Tanger Properties LP, 3.13%, 09/01/2026	362,000	350,088
Toronto-Dominion Bank, 5.53%, 07/17/2026	425,000	430,353
Truist Financial Corp., 6.05% to 06/08/2026 then SOFR + 2.05%, 06/08/2027	425,000	432,457
UDR, Inc., 2.95%, 09/01/2026	361,000	349,163
US Bancorp, 2.38%, 07/22/2026	361,000	348,918
Ventas Realty LP, 3.25%, 10/15/2026	361,000	350,776
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	361,000	354,552
Visa, Inc., 1.90%, 04/15/2027	362,000	342,273
Voya Financial, Inc., 3.65%, 06/15/2026	360,000	353,765
WEA Finance LLC, 2.88%, 01/15/2027 (a)	362,000	345,210
Welltower OP LLC, 2.70%, 02/15/2027	361,000	347,617
Westpac Banking Corp., 1.15%, 06/03/2026	362,000	344,647
WP Carey, Inc., 4.25%, 10/01/2026	361,000	357,238
		48,198,386

Health Care - 8.1%
Abbott Laboratories, 3.75%, 11/30/2026	361,000	357,043
AbbVie, Inc., 2.95%, 11/21/2026	361,000	350,616
Agilent Technologies, Inc., 3.05%, 09/22/2026	361,000	350,266
Amgen, Inc., 2.20%, 02/21/2027	363,000	344,945
Astrazeneca Finance LLC, 4.80%, 02/26/2027	425,000	428,830
Baxter International, Inc., 1.92%, 02/01/2027	362,000	341,084
Bio-Rad Laboratories, Inc., 3.30%, 03/15/2027	361,000	350,257
Bristol-Myers Squibb Co., 3.20%, 06/15/2026	361,000	354,340
Cardinal Health, Inc., 4.70%, 11/15/2026	360,000	359,632
Cigna Group, 3.40%, 03/01/2027	361,000	351,476
CSL Finance PLC, 3.85%, 04/27/2027 (a)	361,000	353,517
CVS Health Corp., 2.88%, 06/01/2026	362,000	351,714
Elevance Health, Inc., 4.50%, 10/30/2026	360,000	359,306
Eli Lilly & Co., 4.50%, 02/09/2027	360,000	361,476
Gilead Sciences, Inc., 2.95%, 03/01/2027	361,000	349,228
HCA, Inc., 3.13%, 03/15/2027	361,000	347,702
Humana, Inc., 1.35%, 02/03/2027	362,000	336,610
Illumina, Inc., 4.65%, 09/09/2026	360,000	358,640
Johnson & Johnson, 2.95%, 03/03/2027	361,000	350,522
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	361,000	350,891
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	362,000	345,727
McKesson Corp., 1.30%, 08/15/2026	362,000	343,247
Novartis Capital Corp., 2.00%, 02/14/2027	363,000	345,604
Pfizer, Inc., 3.00%, 12/15/2026	361,000	350,855
Providence St Joseph Health Obligated Group, 2.75%, 10/01/2026	362,000	349,276
Quest Diagnostics, Inc., 3.45%, 06/01/2026	361,000	354,080
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	361,000	352,709
Smith & Nephew PLC, 5.15%, 03/20/2027	425,000	429,047
Solventum Corp., 5.45%, 02/25/2027 (a)	425,000	430,305
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	425,000	429,043
UnitedHealth Group, Inc., 3.45%, 01/15/2027	361,000	354,291
Universal Health Services, Inc., 1.65%, 09/01/2026	362,000	342,178
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	360,000	354,441
		11,888,898

Industrials - 9.6%
3M Co., 2.25%, 09/19/2026	362,000	347,177
AGCO Corp., 5.45%, 03/21/2027	426,000	431,318
Amphenol Corp., 5.05%, 04/05/2027	425,000	429,683
BAE Systems PLC, 5.00%, 03/26/2027 (a)	360,000	362,648
Boeing Co., 5.04%, 05/01/2027	360,000	360,116
Canadian Pacific Railway Co., 1.75%, 12/02/2026	362,000	342,118
Carrier Global Corp., 2.49%, 02/15/2027	361,000	345,369
Caterpillar Financial Services Corp., 5.00%, 05/14/2027	425,000	431,188
CNH Industrial Capital LLC, 1.45%, 07/15/2026	362,000	343,598
CSX Corp., 2.60%, 11/01/2026	362,000	349,717
Daimler Truck Finance North America LLC, 2.00%, 12/14/2026 (a)	380,000	359,698
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	425,000	432,281
Embraer Netherlands Finance BV, 5.40%, 02/01/2027	425,000	426,975
Emerson Electric Co., 0.88%, 10/15/2026	363,000	340,699
Fortive Corp., 3.15%, 06/15/2026	361,000	352,368
General Dynamics Corp., 3.50%, 04/01/2027	361,000	354,038
Hexcel Corp., 4.20%, 02/15/2027	362,000	355,199
Honeywell International, Inc., 2.50%, 11/01/2026	362,000	349,649
Howmet Aerospace, Inc., 5.90%, 02/01/2027	426,000	436,824
Illinois Tool Works, Inc., 2.65%, 11/15/2026	362,000	350,962
John Deere Capital Corp., 4.50%, 01/08/2027	361,000	362,490
Keysight Technologies, Inc., 4.60%, 04/06/2027	360,000	359,519
L3Harris Technologies, Inc., 5.40%, 01/15/2027	425,000	432,012
Norfolk Southern Corp., 2.90%, 06/15/2026	361,000	352,003
Northrop Grumman Corp., 3.20%, 02/01/2027	361,000	351,155
Otis Worldwide Corp., 2.29%, 04/05/2027	362,000	344,177
PACCAR Financial Corp., 5.00%, 05/13/2027	425,000	431,681
Parker-Hannifin Corp., 3.25%, 03/01/2027	361,000	350,812
Republic Services, Inc., 2.90%, 07/01/2026	361,000	351,894
RTX Corp., 5.75%, 11/08/2026	425,000	433,377
Ryder System, Inc., 2.85%, 03/01/2027	361,000	346,343
Textron, Inc., 3.65%, 03/15/2027	361,000	351,906
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/2027 (a)	361,000	349,270
Union Pacific Corp., 2.15%, 02/05/2027	362,000	345,072
United Parcel Service, Inc., 2.40%, 11/15/2026	362,000	348,580
Veralto Corp., 5.50%, 09/18/2026	425,000	430,394
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	361,000	351,884
Xylem, Inc., 3.25%, 11/01/2026	361,000	351,649
		14,145,843

Materials - 5.8%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	363,000	341,415
Bayport Polymers LLC, 4.74%, 04/14/2027 (a)	361,000	356,336
Berry Global, Inc., 4.88%, 07/15/2026 (a)	360,000	358,351
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2026	425,000	429,855
CCL Industries, Inc., 3.25%, 10/01/2026 (a)	362,000	351,438
Celanese US Holdings LLC, 1.40%, 08/05/2026	362,000	338,004
CF Industries, Inc., 4.50%, 12/01/2026 (a)	361,000	357,501
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.40%, 12/01/2026 (a)	361,000	352,385
Ecolab, Inc., 2.70%, 11/01/2026	361,000	349,524
FMC Corp., 3.20%, 10/01/2026	361,000	349,813
Georgia-Pacific LLC, 2.10%, 04/30/2027 (a)	362,000	341,894
Glencore Funding LLC, 4.00%, 03/27/2027 (a)	362,000	355,860
LYB International Finance II BV, 3.50%, 03/02/2027	361,000	351,665
Nucor Corp., 4.30%, 05/23/2027	361,000	359,466
Nutrien Ltd., 4.00%, 12/15/2026	361,000	355,742
Owens Corning, 3.40%, 08/15/2026	361,000	352,900
RPM International, Inc., 3.75%, 03/15/2027	361,000	353,320
Sealed Air Corp., 1.57%, 10/15/2026 (a)	363,000	340,466
Sonoco Products Co., 4.45%, 09/01/2026	361,000	358,819
Steel Dynamics, Inc., 5.00%, 12/15/2026	361,000	360,460
Suzano International Finance BV, 5.50%, 01/17/2027	425,000	427,489
Vulcan Materials Co., 3.90%, 04/01/2027	361,000	355,952
Westlake Corp., 3.60%, 08/15/2026	361,000	354,035
Yara International ASA, 3.80%, 06/06/2026 (a)	361,000	354,645
		8,607,335

Technology - 7.9%
Adobe, Inc., 2.15%, 02/01/2027	361,000	344,814
Analog Devices, Inc., 3.50%, 12/05/2026	361,000	354,568
Apple, Inc., 3.35%, 02/09/2027	362,000	354,937
Applied Materials, Inc., 3.30%, 04/01/2027	361,000	352,216
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	360,000	354,592
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	361,000	344,787
CGI, Inc., 1.45%, 09/14/2026	362,000	341,507
Cisco Systems, Inc., 4.80%, 02/26/2027	426,000	429,995
Concentrix Corp., 6.65%, 08/02/2026	425,000	433,147
Dell International LLC / EMC Corp., 6.02%, 06/15/2026	425,000	431,504
DXC Technology Co., 1.80%, 09/15/2026	362,000	342,156
FactSet Research Systems, Inc., 2.90%, 03/01/2027	361,000	346,374
Hewlett Packard Enterprise Co., 4.45%, 09/25/2026	361,000	359,436
HP, Inc., 1.45%, 06/17/2026	362,000	344,323
Intel Corp., 3.75%, 03/25/2027	361,000	352,877
Intuit, Inc., 5.25%, 09/15/2026	425,000	430,252
Jabil, Inc., 4.25%, 05/15/2027	361,000	356,506
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	362,000	343,761
Micron Technology, Inc., 4.19%, 02/15/2027	360,000	355,671
Microsoft Corp., 3.30%, 02/06/2027	362,000	355,074
NVIDIA Corp., 3.20%, 09/16/2026	361,000	353,967
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 06/18/2026	361,000	356,499
Oracle Corp., 2.65%, 07/15/2026	361,000	350,122
QUALCOMM, Inc., 3.25%, 05/20/2027	361,000	351,297
Roper Technologies, Inc., 3.80%, 12/15/2026	361,000	355,718
S&P Global, Inc., 2.45%, 03/01/2027	361,000	345,496
Skyworks Solutions, Inc., 1.80%, 06/01/2026	362,000	345,797
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	361,000	353,230
TD SYNNEX Corp., 1.75%, 08/09/2026	362,000	343,451
Texas Instruments, Inc., 4.60%, 02/08/2027	426,000	428,354
VMware LLC, 1.40%, 08/15/2026	362,000	342,031
Workday, Inc., 3.50%, 04/01/2027	361,000	352,714
		11,607,173

Utilities - 7.5%
AEP Transmission Co. LLC, 3.10%, 12/01/2026	361,000	351,384
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (c)	360,000	362,042
Ameren Corp., 5.70%, 12/01/2026	425,000	432,781
Black Hills Corp., 3.15%, 01/15/2027	362,000	349,126
CenterPoint Energy, Inc., 1.45%, 06/01/2026	362,000	345,149
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	(28,000)	(27,430)
DTE Energy Co., 2.85%, 10/01/2026	362,000	350,601
Duke Energy Corp., 2.65%, 09/01/2026	362,000	349,973
Emera US Finance LP, 3.55%, 06/15/2026	361,000	353,720
Entergy Corp., 2.95%, 09/01/2026	362,000	351,272
Evergy Kansas Central, Inc., 2.55%, 07/01/2026	361,000	349,725
Exelon Corp., 2.75%, 03/15/2027	361,000	345,893
Fortis, Inc., 3.06%, 10/04/2026	361,000	349,708
ITC Holdings Corp., 3.25%, 06/30/2026	361,000	352,672
KeySpan Gas East Corp., 2.74%, 08/15/2026 (a)	362,000	348,716
MidAmerican Energy Co., 3.10%, 05/01/2027	361,000	350,193
Monongahela Power Co., 3.55%, 05/15/2027 (a)	361,000	350,853
National Fuel Gas Co., 5.50%, 10/01/2026	427,000	431,646
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027	361,000	363,344
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (a)	361,000	349,193
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	361,000	352,768
NiSource, Inc., 3.49%, 05/15/2027	361,000	351,936
NSTAR Electric Co., 3.20%, 05/15/2027	362,000	350,846
Pacific Gas and Electric Co., 3.30%, 03/15/2027	361,000	348,267
Public Service Electric and Gas Co., 3.00%, 05/15/2027	362,000	350,089
Southern California Edison Co., 4.40%, 09/06/2026	360,000	358,815
Southern California Gas Co., 2.95%, 04/15/2027	361,000	348,122
Southern Co., 3.25%, 07/01/2026	361,000	353,484
Virginia Electric and Power Co., 3.50%, 03/15/2027	361,000	352,588
Vistra Operations Co. LLC, 3.70%, 01/30/2027 (a)	362,000	353,190
WEC Energy Group, Inc., 5.60%, 09/12/2026	425,000	431,463
Xcel Energy, Inc., 1.75%, 03/15/2027	362,000	339,097
		11,101,226
TOTAL CORPORATE BONDS (Cost $145,429,631)		145,582,418

SHORT-TERM INVESTMENTS - 0.3%		Value
U.S. Treasury Bills - 0.3%	Par
0.00%, 12/03/2024 (d)	500,000	499,938
TOTAL SHORT-TERM INVESTMENTS (Cost $499,938)		499,938

TOTAL INVESTMENTS - 99.0% (Cost $145,929,569)		146,082,356
Other Assets in Excess of Liabilities - 1.0%		1,458,931
TOTAL NET ASSETS - 100.0%		$147,541,287
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $21,840,053 or 14.8% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of November 30, 2024.
(d)	Zero coupon bonds make no periodic interest payments.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

F/m 2-Year Investment Grade Corporate Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$145,609,848	$–	$145,609,848
U.S. Treasury Bills	–	499,938	–	499,938
Total Investments	$–	$146,109,786	$–	$146,109,786

Liabilities:
Investments:
Corporate Bonds	$–	$(27,430)	$–	$(27,430)
Total Investments	$–	$(27,430)	$–	$(27,430)

Refer to the Schedule of Investments for further disaggregation of investment categories.